Share-based payments - Share options outstanding (Details)	12 Months Ended
	Dec. 31, 2019 item ¥ / shares	Dec. 31, 2018 item ¥ / shares	Dec. 31, 2017 ¥ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | item	24,470,325	24,541,500
RMB 1.33
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	¥ 1.33	¥ 1.33	¥ 1.33
Fair value of options	¥ 0.62	¥ 0.62	0.62
Number of share options | item	2,900,900	3,149,100
RMB 2.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	¥ 2.00	¥ 2.00	2.00
Fair value of options	¥ 0.52	¥ 0.52	¥ 0.52
Number of share options | item	12,169,225	12,980,000
RMB 52.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	¥ 52.00
Fair value of options	23.42
RMB 52.00, granted In 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	52.00
Fair value of options	¥ 26.00
Number of share options | item	7,219,200	8,412,400
RMB 52.00, granted In 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	¥ 52.00
Fair value of options	¥ 23.42
Number of share options | item	2,181,000